Income Taxes - Schedule Deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Advertising and business promotion expenditure	¥ 28,093	¥ 5,260
Impairment loss	265,553	177,368
Allowance for expected credit losses	116,458	69,076
Accrued expense	12,478	142,878
Net loss carrying forward	418,810	363,929
Others	6,368	9,555
Less: valuation allowance	(754,878)	(618,985)	¥ (652,610)	¥ (811,324)
Net deferred tax assets	92,882	149,081
Deferred tax liabilities
Identifiable intangible assets from business combination	95,570	108,591
Total deferred tax liabilities	¥ 95,570	¥ 108,591